Goodwill and Other Intangible Assets - Schedule of other intangible assets (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Indefinite-lived Intangible Assets [Line Items]
Total Amortizable Intangibles	$ 297,656	$ 297,656	$ 297,656
Total Accumulated Amortization	103,383	84,446	59,196
Total Amortizable Intangibles, Net	194,273	213,210	238,460
Total Other Intangible Assets, Net	204,573	223,510	248,760
Trade Names
Indefinite-lived Intangible Assets [Line Items]
Non-amortizable costs	$ 10,300	$ 10,300	10,300
Developed technology
Indefinite-lived Intangible Assets [Line Items]
Estimated Useful Lives (Years)	14 years	14 years
Total Amortizable Intangibles	$ 203,800	$ 203,800	203,800
Total Accumulated Amortization	$ 61,594	$ 50,676	36,119
Total Amortizable Intangibles, Net				$ 188,000	$ 210,000
Customer Relationships
Indefinite-lived Intangible Assets [Line Items]
Estimated Useful Lives (Years)	10 years	10 years
Total Amortizable Intangibles	$ 89,500	$ 89,500	89,500
Total Accumulated Amortization	$ 37,869	$ 31,157	22,206
Computer Software, Intangible Asset [Member]
Indefinite-lived Intangible Assets [Line Items]
Estimated Useful Lives (Years)	2 years 6 months	2 years 6 months
Total Amortizable Intangibles	$ 4,356	$ 4,356	4,356
Total Accumulated Amortization	$ 3,920	$ 2,613	$ 871